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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                         Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Fund

 Schedule of Investments 9/30/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.9%

 Energy - 10.1%

 Oil & Gas Drilling - 0.5%

 268,215

 Ensco Plc

 $

 11,079,962

 144,809

 Helmerich & Payne, Inc.

 14,172,457

 $

 25,252,419

 Oil & Gas Equipment & Services - 2.8%

 322,921

 Cameron International Corp. *

 $

 21,435,496

 344,169

 FMC Technologies, Inc. *

 18,691,818

 313,123

 Halliburton Co.

 20,199,565

 322,105

 National Oilwell Varco, Inc.

 24,512,190

 478,359

 Schlumberger, Ltd.

 48,644,327

 305,422

 Superior Energy Services, Inc.

 10,039,221

 $

 143,522,617

 Integrated Oil & Gas - 0.4%

 242,670

 Occidental Petroleum Corp.

 $

 23,332,720

 Oil & Gas Exploration & Production - 4.5%

 431,155

 Apache Corp.

 $

 40,472,520

 1,400,229

 Cabot Oil & Gas Corp.

 45,773,486

 555,709

 ConocoPhillips

 42,522,853

 278,097

 EOG Resources, Inc.

 27,537,165

 1,220,883

 Marathon Oil Corp.

 45,892,992

 851,076

 Southwestern Energy Co. *

 29,745,106

 $

 231,944,122

 Oil & Gas Refining & Marketing - 1.4%

 411,427

 Marathon Petroleum Corp.

 $

 34,835,524

 443,762

 Phillips 66

 36,082,288

 $

 70,917,812

 Oil & Gas Storage & Transportation - 0.5%

 689,204

 Kinder Morgan, Inc./DE

 $

 26,424,081

 Total Energy

 $

 521,393,771

 Materials - 3.7%

 Diversified Chemicals - 0.8%

 742,486

 The Dow Chemical Co.

 $

 38,935,966

 Fertilizers & Agricultural Chemicals - 0.4%

 192,778

 Monsanto Co.

 $

 21,689,453

 Industrial Gases - 0.6%

 291,800

 Airgas, Inc.

 $

 32,287,670

 Specialty Chemicals - 1.9%

 555,292

 Ecolab, Inc.

 $

 63,764,180

 435,751

 The Valspar Corp.

 34,419,971

 $

 98,184,151

 Total Materials

 $

 191,097,240

 Capital Goods - 7.9%

 Aerospace & Defense - 1.7%

 826,600

 United Technologies Corp.

 $

 87,288,960

 Building Products - 0.5%

 287,617

 Allegion Plc

 $

 13,702,074

 249,532

 Fortune Brands Home & Security, Inc.

 10,258,261

 $

 23,960,335

 Electrical Components & Equipment - 0.7%

 312,119

 Eaton Corp. Plc

 $

 19,778,981

 166,775

 Rockwell Automation, Inc.

 18,325,237

 $

 38,104,218

 Industrial Conglomerates - 2.5%

 486,746

 3M Co.

 $

 68,962,173

 2,447,219

 General Electric Co.

 62,697,751

 $

 131,659,924

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 183,624

 Cummins, Inc.

 $

 24,234,696

 485,920

 PACCAR, Inc.

 27,636,700

 $

 51,871,396

 Industrial Machinery - 1.4%

 862,854

 Ingersoll-Rand Plc

 $

 48,630,451

 255,659

 SPX Corp.

 24,014,050

 $

 72,644,501

 Trading Companies & Distributors - 0.1%

 80,526

 NOW, Inc.

 $

 2,448,796

 Total Capital Goods

 $

 407,978,130

 Transportation - 2.9%

 Airlines - 0.3%

 500,000

 American Airlines Group, Inc.

 $

 17,740,000

 Railroads - 2.6%

 100,000

 Kansas City Southern

 $

 12,120,000

 530,122

 Norfolk Southern Corp.

 59,161,615

 574,848

 Union Pacific Corp.

 62,325,020

 $

 133,606,635

 Total Transportation

 $

 151,346,635

 Automobiles & Components - 1.5%

 Auto Parts & Equipment - 1.0%

 511,033

 BorgWarner, Inc.

 $

 26,885,446

 545,109

 Johnson Controls, Inc.

 23,984,796

 $

 50,870,242

 Automobile Manufacturers - 0.5%

 1,703,273

 Ford Motor Co.

 $

 25,191,408

 Total Automobiles & Components

 $

 76,061,650

 Consumer Durables & Apparel - 1.4%

 Household Appliances - 0.9%

 1,000,000

 Electrolux AB

 $

 26,463,535

 139,049

 Whirlpool Corp.

 20,252,487

 $

 46,716,022

 Apparel, Accessories & Luxury Goods - 0.5%

 200,000

 PVH Corp.

 $

 24,230,000

 Total Consumer Durables & Apparel

 $

 70,946,022

 Consumer Services - 0.1%

 Education Services - 0.1%

 200,000

 Houghton Mifflin Harcourt Co.

 $

 3,888,000

 Total Consumer Services

 $

 3,888,000

 Media - 7.0%

 Advertising - 0.1%

 99,376

 CBS Outdoor Americas, Inc.

 $

 2,975,317

 Broadcasting - 1.4%

 264,312

 CBS Corp. (Class B)

 $

 14,140,692

 760,287

 Scripps Networks Interactive, Inc.

 59,370,812

 $

 73,511,504

 Movies & Entertainment - 2.3%

 1,095,738

 The Walt Disney Co.

 $

 97,553,554

 317,156

 Time Warner, Inc.

 23,853,303

 $

 121,406,857

 Publishing - 3.2%

 305,961

 Gannett Co, Inc.

 $

 9,077,863

 2,736,229

 John Wiley & Sons, Inc. (Class A) †

 153,529,809

 34,644

 Time, Inc.

 811,709

 $

 163,419,381

 Total Media

 $

 361,313,059

 Retailing - 4.7%

 Department Stores - 1.5%

 865,884

 Macy's, Inc.

 $

 50,377,131

 426,528

 Nordstrom, Inc.

 29,161,719

 $

 79,538,850

 Apparel Retail - 2.2%

 745,883

 Ross Stores, Inc.

 $

 56,373,837

 964,599

 The TJX Companies, Inc.

 57,075,323

 $

 113,449,160

 Home Improvement Retail - 1.0%

 330,558

 Lowe's Companies, Inc.

 $

 17,493,129

 357,975

 The Home Depot, Inc.

 32,840,626

 $

 50,333,755

 Total Retailing

 $

 243,321,765

 Food & Staples Retailing - 1.6%

 Drug Retail - 1.6%

 1,072,567

 CVS Health Corp.

 $

 85,365,608

 Total Food & Staples Retailing

 $

 85,365,608

 Food, Beverage & Tobacco - 6.9%

 Soft Drinks - 1.4%

 1,019,658

 Coca-Cola Enterprises, Inc.

 $

 45,232,029

 392,823

 Dr. Pepper Snapple Group, Inc.

 25,262,447

 $

 70,494,476

 Packaged Foods & Meats - 5.5%

 316,652

 Campbell Soup Co.

 $

 13,530,540

 738,187

 General Mills, Inc.

 37,241,534

 395,823

 Kraft Foods Group, Inc.

 22,324,417

 463,191

 Mead Johnson Nutrition Co.

 44,568,238

 1,476,964

 Mondelez International, Inc.

 50,608,171

 1,251,264

 The Hershey Co.

 119,408,124

 $

 287,681,024

 Total Food, Beverage & Tobacco

 $

 358,175,500

 Household & Personal Products - 1.6%

 Household Products - 1.6%

 228,671

 The Clorox Co.

 $

 21,961,563

 700,696

 The Procter & Gamble Co.

 58,676,283

 $

 80,637,846

 Total Household & Personal Products

 $

 80,637,846

 Health Care Equipment & Services - 7.3%

 Health Care Equipment - 4.4%

 1,112,248

 Abbott Laboratories

 $

 46,258,394

 481,863

 Becton Dickinson and Co.

 54,840,828

 664,027

 CR Bard, Inc.

 94,763,293

 1,845,836

 Smith & Nephew Plc

 31,117,842

 $

 226,980,357

 Health Care Distributors - 1.1%

 303,690

 McKesson Corp.

 $

 59,119,332

 Health Care Services - 0.8%

 337,122

 DaVita HealthCare Partners, Inc. *

 $

 24,657,103

 262,695

 Express Scripts Holding Co. *

 18,554,148

 $

 43,211,251

 Managed Health Care - 1.0%

 459,084

 Aetna, Inc.

 $

 37,185,804

 105,845

 Humana, Inc.

 13,790,545

 $

 50,976,349

 Total Health Care Equipment & Services

 $

 380,287,289

 Pharmaceuticals, Biotechnology & Life Sciences - 9.2%

 Biotechnology - 2.0%

 223,261

 Alnylam Pharmaceuticals, Inc. *

 $

 17,436,684

 510,818

 Celgene Corp. *

 48,415,330

 346,197

 Gilead Sciences, Inc. *

 36,852,671

 $

 102,704,685

 Pharmaceuticals - 6.2%

 951,158

 AbbVie, Inc.

 $

 54,938,886

 368,918

 Eli Lilly & Co.

 23,924,332

 909,604

 Johnson & Johnson

 96,954,690

 83,830

 Mallinckrodt Plc *

 7,557,274

 1,012,652

 Merck & Co., Inc.

 60,030,011

 80,000

 Roche Holding AG

 23,725,120

 1,399,463

 Zoetis, Inc.

 51,710,158

 $

 318,840,471

 Life Sciences Tools & Services - 1.0%

 426,090

 Thermo Fisher Scientific, Inc.

 $

 51,855,153

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 473,400,309

 Banks - 8.8%

 Diversified Banks - 5.4%

 3,230,169

 Bank of America Corp.

 $

 55,074,381

 246,930

 Canadian Imperial Bank of Commerce

 22,173,441

 1,659,885

 US Bancorp/MN

 69,432,990

 2,598,318

 Wells Fargo & Co.

 134,774,755

 $

 281,455,567

 Regional Banks - 3.4%

 987,684

 BB&T Corp.

 $

 36,751,722

 1,927,994

 KeyCorp

 25,700,160

 1,000,000

 Regions Financial Corp.

 10,040,000

 1,185,813

 The PNC Financial Services Group, Inc.

 101,481,877

 $

 173,973,759

 Total Banks

 $

 455,429,326

 Diversified Financials - 4.2%

 Consumer Finance - 1.1%

 416,128

 American Express Co.

 $

 36,427,845

 342,640

 Discover Financial Services, Inc.

 22,062,590

 $

 58,490,435

 Asset Management & Custody Banks - 2.0%

 698,337

 Franklin Resources, Inc.

 $

 38,136,184

 721,330

 Invesco, Ltd.

 28,478,108

 464,270

 State Street Corp.

 34,174,915

 $

 100,789,207

 Investment Banking & Brokerage - 1.1%

 693,842

 Morgan Stanley Co.

 $

 23,986,118

 1,094,458

 The Charles Schwab Corp.

 32,166,121

 $

 56,152,239

 Total Diversified Financials

 $

 215,431,881

 Insurance - 2.5%

 Property & Casualty Insurance - 2.5%

 933,138

 The Chubb Corp.

 $

 84,990,209

 452,398

 The Travelers Companies, Inc.

 42,498,268

 $

 127,488,477

 Total Insurance

 $

 127,488,477

 Software & Services - 9.0%

 Internet Software & Services - 2.6%

 395,216

 eBay, Inc. *

 $

 22,381,082

 710,051

 Facebook, Inc. *

 56,122,431

 49,696

 Google, Inc. (Class A) *

 29,241,623

 49,696

 Google, Inc. (Class C) *

 28,692,483

 $

 136,437,619

 IT Consulting & Other Services - 0.8%

 206,201

 International Business Machines Corp.

 $

 39,143,136

 Data Processing & Outsourced Services - 2.5%

 383,180

 Automatic Data Processing, Inc.

 $

 31,834,594

 341,358

 DST Systems, Inc.

 28,646,763

 627,637

 Fiserv, Inc. *

 40,567,318

 125,356

 Visa, Inc.

 26,747,210

 $

 127,795,885

 Systems Software - 3.1%

 2,915,896

 Microsoft Corp.

 $

 135,180,939

 1,128,570

 Symantec Corp.

 26,532,681

 $

 161,713,620

 Total Software & Services

 $

 465,090,260

 Technology Hardware & Equipment - 4.3%

 Communications Equipment - 0.5%

 226,518

 F5 Networks, Inc. *

 $

 26,896,747

 Computer Storage & Peripherals - 3.8%

 1,204,252

 Apple, Inc.

 $

 121,328,389

 1,720,812

 EMC Corp.

 50,350,959

 528,210

 NetApp, Inc.

 22,691,902

 $

 194,371,250

 Total Technology Hardware & Equipment

 $

 221,267,997

 Semiconductors & Semiconductor Equipment - 2.5%

 Semiconductor Equipment - 0.5%

 264,994

 ASML Holding NV (A.D.R.)

 $

 26,186,707

 Semiconductors - 2.0%

 888,377

 Analog Devices, Inc.

 $

 43,965,778

 707,610

 Intel Corp.

 24,638,980

 844,436

 Xilinx, Inc.

 35,761,865

 $

 104,366,623

 Total Semiconductors & Semiconductor Equipment

 $

 130,553,330

 Telecommunication Services - 0.6%

 Integrated Telecommunication Services - 0.6%

 617,768

 Verizon Communications, Inc.

 $

 30,882,222

 Total Telecommunication Services

 $

 30,882,222

 Utilities - 2.2%

 Electric Utilities - 2.2%

 770,343

 American Electric Power Co., Inc.

 $

 40,219,608

 326,939

 NextEra Energy, Inc.

 30,693,033

 1,020,659

 The Southern Co.

 44,551,765

 $

 115,464,406

 Total Utilities

 $

 115,464,406

 TOTAL COMMON STOCKS

 (Cost $3,060,637,783)

 $

 5,166,820,723

 TOTAL INVESTMENT IN SECURITIES - 99.9%

 (Cost $3,060,637,783) (a)

 $

 5,166,820,723

 OTHER ASSETS & LIABILITIES - 0.1%

 $

 4,377,597

 TOTAL NET ASSETS - 100.0%

 $

 5,171,198,320

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 †

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 (a)

 At September 30, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $3,065,286,190 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

          2,120,430,882

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (18,896,349)

 Net unrealized appreciation

 $

          2,101,534,533

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
5,166,820,723

$
-

$
-

$
5,166,820,723

 Total

$
5,166,820,723

$
-

$
-

$
5,166,820,723

 During the period ended September 30, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 26, 2014 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark Bradley, Treasurer and Chief Accounting and Financial Officer Date November 26, 2014 * Print the name and title of each signing officer under his or her signature.